Interest Expense and Finance Cost	12 Months Ended
Dec. 31, 2020
INTEREST EXPENSE AND FINANCE COST [Abstract]
INTEREST EXPENSE AND FINANCE COST

NOTE 18: INTEREST EXPENSE AND FINANCE COST

Interest expense and finance cost consisted of the following:

	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018
Interest expense	$128,696	$125,496	$129,941
Amortization and write-off of deferred financing costs	7,863	7,746	7,866
Other	—	237	109
Interest expense and financing cost	$136,559	$133,479	$137,916